CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Short-Term Debt [Line Items]
Convertible debt outstanding	$ 3,820,545		$ 3,807,030
Proceeds from convertible debt	0
Debt discount	11,305		$ 24,820
Amortization of debt discount	13,515	$ 17,983
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Repayments of convertible debt	50,000
Proceeds from convertible debt		240,000
Debt converted, interest converted	680	5,873
Debt converted, conversion cost converted	$ 1,000	$ 2,000
Debt converted, shares issued	1,222	1,583
Adjustment to additional paid in capital	$ 1,679
Debt converted, amount converted		$ 58,800